Segmental information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segmental information

15. Segmental information:

The Company has two reportable segments from which it derives its revenues, tanker vessels and dry-bulk vessels, and has identified the Board of Directors as the CODM in accordance with ASC 280, Segment Reporting. The CODM is responsible for assessing performance, allocating resources, and making strategic decisions across the Company’s business segments. The table below presents information about the Company’s reportable segments for the years ended December 31, 2023, 2024 and 2025. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s Consolidated Financial Statements. The CODM uses segment profit/(loss), which is determined based on segment revenues less voyage related costs and commissions, vessel operating expenses, directly attributable general and administrative expenses, management fees, depreciation and amortization of special survey costs, allowance reduction for credit losses, interest and finance costs, and plus interest income, and excludes non-segment reconciling items, to assess the operating performance and relative profitability of each segment, including trends in segment revenues and significant expenses included in that measure. Based on that review, the CODM allocates financial and capital resources between the segments and makes strategic decisions regarding vessel acquisitions, vessel disposals, and major capital expenditures, while also considering expected market conditions and the future prospects of each segment. Items included in the segment’s profit/(loss) are allocated to each segment to the extent that they are directly attributable to that segment.

	Year ended December 31, 2025
	Tanker vessels	Dry-bulk vessels	Total
Revenues, net	$24,123	$14,871	$38,994
Less:
Voyage related costs and commissions (1)	(1,298)	(1,401)	(2,699)
Vessel operating expenses (1)	(8,235)	(6,008)	(14,243)
General and administrative expenses	32	(195)	(163)
Management fees (1)	(931)	(956)	(1,887)
Depreciation and amortization of special survey costs	(4,206)	(3,967)	(8,173)
Allowance reduction for credit losses	22	—	22
Interest and finance costs (1)	(2,652)	(3,057)	(5,709)
Interest income	140	49	189
Segment profit/(loss)	$6,995	$(664)	$6,331

Non-segment reconciling items:
General and administrative expenses			$(5,933)
Interest and finance costs			(66)
Interest income			1,603
Net income			$1,935

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

	Year ended December 31, 2024
	Tanker vessels	Dry-bulk vessels	Total
Revenues, net	$38,400	$13,142	$51,542
Less:
Voyage related costs and commissions (1)	(7,500)	(2,027)	(9,527)
Vessel operating expenses (1)	(7,920)	(5,447)	(13,367)
General and administrative expenses	(98)	(181)	(279)
Management fees (1)	(921)	(759)	(1,680)
Depreciation and amortization of special survey costs	(4,212)	(3,074)	(7,286)
Allowance reduction for credit losses	38	—	38
Interest and finance costs (1)	(3,491)	(3,027)	(6,518)
Interest income	32	22	54
Segment profit/(loss)	$14,328	$(1,351)	$12,977

Non-segment reconciling items:
General and administrative expenses			$(2,717)
Interest and finance costs			(11)
Interest income			2,258
Net income			$12,507

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

15. Segmental information: – Continued:

	Year ended December 31, 2023
	Tanker vessels	Dry-bulk vessels	Total
Revenues, net	$43,889	$1,579	$45,468
Less:
Voyage related costs and commissions (1)	(6,121)	(231)	(6,352)
Vessel operating expenses (1)	(10,772)	(851)	(11,623)
General and administrative expenses	(120)	(28)	(148)
Management fees (1)	(1,388)	(100)	(1,488)
Depreciation and amortization of special survey costs	(5,485)	(406)	(5,891)
Allowance reduction for credit losses	78	—	78
Gain from the sale of vessels, net	25,125	—	25,125
Interest and finance costs (1)	(5,275)	(478)	(5,753)
Loss from debt extinguishment	(379)	—	(379)
Loss from financial derivative instrument	(59)	—	(59)
Segment profit/(loss)	$39,493	$(515)	$38,978

Non-segment reconciling items:
General and administrative expenses			$(3,300)
Interest and finance costs			(82)
Interest income			1,240
Net income			$36,836

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

A reconciliation of total segment assets to total assets presented in the accompanying Consolidated Balance Sheets of December 31, 2023, 2024 and 2025, is as follows:

	As of December 31, 2025
	Tanker vessels	Dry-bulk vessels	Total
Cash and cash equivalents & restricted cash	$4,451	$1,244	$5,695
Inventories	307	229	536
Trade accounts receivable	326	1,681	2,007
Prepayments and other current assets	225	79	304
Vessels, net	64,028	69,291	133,319
Deferred dry-dock and special survey costs, net	829	1,264	2,093
Segment assets	$70,166	$73,788	$143,954

Non-segment reconciling items:
Cash and cash equivalents			$31,210
Short-term investment in time deposits			18,000
Prepayments and other current assets			248
Total assets			$193,412

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

15. Segmental information: – Continued:

	As of December 31, 2024
	Tanker vessels	Dry-bulk vessels	Total
Cash and cash equivalents & restricted cash	$3,074	$2,299	$5,373
Inventories	1,150	739	1,889
Trade accounts receivable, net	4,587	453	5,040
Claim receivable	—	245	245
Prepayments and other assets	414	221	635
Vessels, net	67,373	72,651	140,024
Deferred dry-dock and special survey costs	1,214	—	1,214
Advance for vessel additions	—	170	170
Segment assets	$77,812	$76,778	$154,590

Non-segment reconciling items:
Cash and cash equivalents			$17,220
Short-term investment in time deposits			17,000
Prepayments and other current assets			71
Total assets			$188,881

	Year ended December 31, 2023
	Tanker vessels	Dry-bulk vessels	Total
Cash and cash equivalents & restricted cash	$4,237	$1,041	$5,278
Inventories	904	53	957
Trade accounts receivable, net	4,704	260	4,964
Due from related parties	—	194	194
Prepayments and other assets	180	24	202
Vessels, net	71,179	28,094	99,273
Deferred dry-dock and special survey costs	1,622	—	1,622
Prepayments for vessel acquisition	—	2,663	2,663
Segment assets	$82,826	$32,329	$115,153

Non-segment reconciling items:
Cash and cash equivalents			$31,061
Short-term investment in time deposits			20,000
Prepayments and other current assets			99
Total assets			$166,313